Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Operating activities:
Net income	$ 2,536	$ 2,280
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	419	413
Provision for (recovery of) loan losses	(348)	(132)
Deferred loan origination costs	(68)	(88)
Amortization of premium on investments	2,573	3,684
Proceeds from sale of loans	6,458	10,961
Loans disbursed for sale in the secondary market	(6,304)	(10,516)
Gain on sale of loans	(176)	(166)
Amortization of intangible asset	118	143
Amortization of acquisition-related loan yield adjustment	(215)	(70)
Amortization of acquisition-related credit risk adjustment	0	(257)
Loss on sale of investment securities	432	0
Loss (gain) on sale of fixed assets	6	(56)
Provision for loss on real estate owned	22	9
Gain on sale of other real estate owned	(169)	(4)
Increase in cash surrender value of life insurance	(529)	(495)
Stock-based compensation	201	44
ESOP shares committed to be released	481	390
Deferred income taxes	(113)	330
Effects of change in operating assets and liabilities:
Accrued interest receivable	(188)	2
Prepaid expenses and other assets	528	(304)
Accrued interest	(5)	(4)
Accrued expenses and other	1,157	57
Net cash provided by operating activities	6,816	6,221
Investing activities:
Proceeds from maturity of available for sale investment securities	90	0
Proceeds from sale of available for sale investment securities	1,065	90
Proceeds from maturity of held to maturity securities	86	80
Proceeds from repayment of mortgage-backed securities and collateralized mortgage obligations available for sale	29,340	38,736
Proceeds from sale of mortgage-backed securities available for sale	48,717	0
Proceeds from sale of fixed assets	0	425
Proceeds from sale of other real estate owned	702	338
Purchases of available for sale investment securities	(9,155)	(7,326)
Purchases of held to maturity investment securities	(40,482)	0
Purchases of mortgage-backed securities available for sale	(23,099)	(50,376)
Proceeds from sale of Federal Home Loan Bank stock	3,061	0
Net (increase) decrease in loans	(9,056)	10,418
Purchase of bank owned life insurance	0	(3,205)
Capital expenditures	(326)	(1,223)
Net cash provided by (used in) investing activities	943	(12,043)
Financing activities:
Net increase (decrease) in deposits	(7,099)	18,393
Borrowings from Federal Home Loan Bank	2,000	5,000
Repayments of Federal Home Loan Bank advances	(4,000)	(5,000)
Dividends paid to stockholders	(1,080)	(1,114)
Repurchases of common stock	(4,186)	(2,151)
Purchase of common shares for stock plans	0	(1,128)
Net increase in advances from borrowers for payment of insurance and taxes	158	5
Net cash provided by (used in) financing activities	(14,207)	14,005
Net increase (decrease) in cash and cash equivalents	(6,448)	8,183
Cash and cash equivalents at beginning of year	24,970	16,787
Cash and cash equivalents at end of year	$ 18,522	$ 24,970